Income Taxes (Tables)	12 Months Ended
Aug. 29, 2013
Income Tax Disclosure [Abstract]
Income tax (provision) benefit

For the year ended	2013	2012	2011
Income (loss) before taxes, net income attributable to noncontrolling interests and equity in net income (loss) of equity method investees:
U.S.	$446	$(1,028)	$257
Foreign	839	274	294
	$1,285	$(754)	$551
Income tax (provision) benefit:
Current:
U.S. federal	$—	$14	$—
Foreign	(17)	(22)	(89)
State	—	—	(1)
	(17)	(8)	(90)
Deferred:
U.S. federal	—	—	—
Foreign	9	25	(113)
	9	25	(113)
Income tax (provision) benefit	$(8)	$17	$(203)

Income tax (provision) benefit computed using the U.S. federal statutory rate reconciled to income tax (provision) benefit
Income tax (provision) benefit computed using the U.S. federal statutory rate reconciled to income tax (provision) benefit was as follows:

For the year ended	2013	2012	2011
U.S. federal income tax (provision) benefit at statutory rate	$(450)	$264	$(193)
Change in valuation allowance	(370)	(373)	103
Transaction costs to acquire Elpida	(38)	—	—
Gain on acquisition of Elpida	520	—	—
Foreign operations	282	104	(119)
Tax credits	36	2	17
State taxes, net of federal benefit	6	9	(5)
Debt repurchase premium	—	—	(20)
Other	6	11	14
Income tax (provision) benefit	$(8)	$17	$(203)

Deferred tax assets and liabilities
Deferred tax assets and liabilities consist of the following as of the end of the periods shown below:

As of	2013	2012
Deferred tax assets:
Net operating loss and credit carryforwards	$4,048	$1,733
Property, plant and equipment	373	16
Accrued salaries, wages and benefits	107	99
Deferred income	39	39
Other	138	92
Gross deferred tax assets	4,705	1,979
Less valuation allowance	(3,215)	(1,522)
Deferred tax assets, net of valuation allowance	1,490	457

Deferred tax liabilities:
Debt discount	(294)	(182)
Unremitted earnings on certain subsidiaries	(126)	(111)
Product and process technology	(74)	(61)
Other	(14)	(38)
Deferred tax liabilities	(508)	(392)

Net deferred tax assets	$982	$65

Reported as:
Current deferred tax assets (included in other current assets)	$123	$19
Noncurrent deferred tax assets	861	47
Current deferred tax liabilities (included in accounts payable and accrued expenses)	(2)	—
Noncurrent deferred tax liabilities (included in other noncurrent liabilities)	—	(1)
Net deferred tax assets	$982	$65

Reconciliation of beginning and ending amount of unrecognized tax benefits
Below is a reconciliation of the beginning and ending amount of unrecognized tax benefits:

For the year ended	2013	2012	2011
Beginning unrecognized tax benefits	$77	$121	$88
Settlements with tax authorities	(8)	(29)	(2)
Decreases related to tax positions from prior years	—	(14)	(3)
Foreign currency translation increases (decreases) to tax positions	4	(9)	6
Increases related to tax positions taken during current year	4	6	28
Increases related to tax positions from prior years	—	2	4
Unrecognized tax benefits acquired in current year	1	—	—
Ending unrecognized tax benefits	$78	$77	$121